GOODWILL (Details Narrative) - USD ($)		12 Months Ended
	Feb. 19, 2021	May 31, 2021	Nov. 30, 2021	May 31, 2020
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill		$ 4,463,129	$ 4,463,129	$ 4,773,584
Existing note reduced value, assumed	$ 325,000
Reduction of goodwill	$ 310,452
Goodwill impairment		$ 0